Warrant Liability - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 D $ / shares shares	Sep. 30, 2019	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020
IFRS Class of Warrant or Right [Line Items]
Warrants exercisable term from the closing of the initial public offering	1 year
Warrants exercisable term from business combination	30 days
Warrants expiration term	5 years
Number of shares issuable per warant | shares	1		1
Exercise price | $ / shares	$ 11.50		$ 11.50
Redemption notice period	30 days
Number of days of volume-weighted average price of the shares	10
Threshold trading days following the notice of redemption	10
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Expected volatility, share options granted		50.00%	50.00%	50.00%
Risk free interest rate, share options granted		0.10%	0.10%	0.10%
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 10.00
Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00
IFRS Class of Warrant or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 18.00
Public Warrants
IFRS Class of Warrant or Right [Line Items]
Expected dividend as percentage, share options granted			0.00%
Expected volatility, share options granted			40.00%
Risk free interest rate, share options granted			0.98%
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share) | $ / shares	0.10
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 10.00
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of warrants	30
Threshold trading days for sending notice of redemption	3
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18.00		$ 18.00
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of warrants	30
Threshold trading days for sending notice of redemption	3
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.10
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 10.00
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of warrants	30
Threshold trading days for sending notice of redemption	3
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00
IFRS Class of Warrant or Right [Line Items]
Stock price trigger for not redeeming of warrants (in dollars per share) | $ / shares	$ 18.00